Janus Henderson Global Select Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.45%	9.92%		11.13%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.20%	10.29%		10.86%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.88%	10.88%		11.48%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.52%	11.48%		12.07%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.59%	11.59%	11.67%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.59%	10.60%		11.19%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.61%	9.12%		10.13%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.39%	8.63%		9.43%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.36%	11.35%		11.92%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on August 4, 2017.